Report of Directors Corporate Governance - Executive directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	123,196,850	123,196,850	130,952,539	65,060,000
Average daily closing share price (GBP per share) | £ / shares	£ 4.339
Period after appointment to meet minimum shareholding guideline		5 years
Shareholding requirement %	250.00%	250.00%
Noel Quinn
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		400.00%
Shareholding, percentage of salary	380.00%	380.00%
Share interests (in shares)	1,131,278	1,131,278
Share options (in shares)	0	0
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		300.00%
Shareholding, percentage of salary	483.00%	483.00%
Share interests (in shares)	838,154	838,154
Share options (in shares)	0	0
Long-term incentive awards, without performance conditions
Disclosure of transactions between related parties [line items]
Period of tenure required for no performance conditions for Directors who cease employment as good leaver		5 years
Long-term incentive awards, with performance conditions
Disclosure of transactions between related parties [line items]
Vesting period of granted awards		7 years
Post-vesting retention period of granted awards		1 year
Weighted average holding period of granted awards		6 years
Period of continuing release of granted awards after Director ceases employment as a good leaver (up to)		8 years
Deferred shares, without performance conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	481,634	481,634
Deferred shares, without performance conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	506,743	506,743
Deferred shares, with performance conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,118,554	1,118,554
Deferred shares, with performance conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,113,954	1,113,954
Shares delivered to executive Directors as part of the FPA
Disclosure of transactions between related parties [line items]
Retention period		5 years
Shares delivered as part of annual incentive award
Disclosure of transactions between related parties [line items]
Retention period		1 year